LOANS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 6,743,553	$ 8,517,878
With an allowance recorded	3,314,520	5,187,080
Total	10,058,073	13,704,958
Recorded Investment
With no related allowance recorded	4,153,684	6,029,043
With an allowance recorded	3,080,286	5,187,080
Total	7,233,970	11,216,123
Allowance for Loan Losses Allocated
With an allowance recorded	506,675	832,400
Average Recorded Investment
With no related allowance recorded	5,685,572	5,606,637
With an allowance recorded	3,743,805	8,593,521
Total	9,429,377	14,200,158
Interest Income Recognized
With no related allowance recorded	17,784	19,881
With an allowance recorded	4,811	41,453
Total	22,595	61,334
Real estate loans
Unpaid Contractual Principal Balance
With no related allowance recorded	6,611,151	8,357,903
With an allowance recorded	3,152,699	4,891,331
Recorded Investment
With no related allowance recorded	4,021,282	5,869,068
With an allowance recorded	2,918,465	4,891,331
Allowance for Loan Losses Allocated
With an allowance recorded	366,299	778,997
Average Recorded Investment
With no related allowance recorded	5,533,326	5,222,635
With an allowance recorded	3,433,513	7,939,390
Interest Income Recognized
With no related allowance recorded	17,202	18,956
With an allowance recorded		40,321
Real estate loans | One-to-four family
Unpaid Contractual Principal Balance
With no related allowance recorded	1,082,196	494,195
With an allowance recorded	864,017	1,566,121
Recorded Investment
With no related allowance recorded	899,959	494,195
With an allowance recorded	820,142	1,566,121
Allowance for Loan Losses Allocated
With an allowance recorded	160,881	210,336
Average Recorded Investment
With no related allowance recorded	1,012,186	825,566
With an allowance recorded	1,047,761	986,926
Interest Income Recognized
With no related allowance recorded	1,010	8,634
With an allowance recorded		604
Real estate loans | Multi-family
Unpaid Contractual Principal Balance
With no related allowance recorded	2,734,462	367,883
With an allowance recorded		2,789,808
Recorded Investment
With no related allowance recorded	2,100,064	215,963
With an allowance recorded		2,789,808
Allowance for Loan Losses Allocated
With an allowance recorded		533,849
Average Recorded Investment
With no related allowance recorded	1,038,953	180,524
With an allowance recorded	1,544,361	3,201,616
Interest Income Recognized
With an allowance recorded		27,971
Real estate loans | Commercial
Unpaid Contractual Principal Balance
With no related allowance recorded	808,008	3,015,172
With an allowance recorded	1,360,876	535,402
Recorded Investment
With no related allowance recorded	808,008	2,702,491
With an allowance recorded	1,170,517	535,402
Allowance for Loan Losses Allocated
With an allowance recorded	195,103	34,812
Average Recorded Investment
With no related allowance recorded	2,024,872	2,045,209
With an allowance recorded	655,830	1,404,895
Interest Income Recognized
With no related allowance recorded	16,192
With an allowance recorded		8,000
Real estate loans | Construction and land
Unpaid Contractual Principal Balance
With no related allowance recorded	1,986,485	4,480,653
With an allowance recorded	927,806
Recorded Investment
With no related allowance recorded	213,251	2,456,419
With an allowance recorded	927,806
Allowance for Loan Losses Allocated
With an allowance recorded	10,315
Average Recorded Investment
With no related allowance recorded	1,457,315	2,171,336
With an allowance recorded	185,561	2,345,953
Interest Income Recognized
With no related allowance recorded		10,322
With an allowance recorded		3,746
Commercial business
Unpaid Contractual Principal Balance
With no related allowance recorded		2,562
With an allowance recorded	131,774	257,896
Recorded Investment
With no related allowance recorded		2,562
With an allowance recorded	131,774	257,896
Allowance for Loan Losses Allocated
With an allowance recorded	131,774	22,713
Average Recorded Investment
With no related allowance recorded	12,077	142,047
With an allowance recorded	275,701	593,375
Interest Income Recognized
With no related allowance recorded		925
With an allowance recorded	4,811	1,132
Consumer
Unpaid Contractual Principal Balance
With an allowance recorded	30,047	37,853
Recorded Investment
With an allowance recorded	30,047	37,853
Allowance for Loan Losses Allocated
With an allowance recorded	8,602	30,690
Average Recorded Investment
With no related allowance recorded	140,169	241,955
With an allowance recorded	34,591	60,756
Interest Income Recognized
With no related allowance recorded	582
Consumer | Home equity
Unpaid Contractual Principal Balance
With no related allowance recorded	132,402	157,413
With an allowance recorded	30,047	28,118
Recorded Investment
With no related allowance recorded	132,402	157,413
With an allowance recorded	30,047	28,118
Allowance for Loan Losses Allocated
With an allowance recorded	8,602	28,118
Average Recorded Investment
With no related allowance recorded	139,259	241,267
With an allowance recorded	31,887	57,724
Interest Income Recognized
With no related allowance recorded	582
Consumer | Automobile and other
Unpaid Contractual Principal Balance
With an allowance recorded		9,735
Recorded Investment
With an allowance recorded		9,735
Allowance for Loan Losses Allocated
With an allowance recorded		2,572
Average Recorded Investment
With no related allowance recorded	910	688
With an allowance recorded	$ 2,704	$ 3,032